Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party [Abstract]
Related Party

22. Related Party

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.

AEG:

On October 12, 2022, AEG entered into the Business Combination Agreement with the Company and Clean Earth Acquisition Sponsor LLC (the “Sponsor”) which closed on December 22, 2023 (See FN 1). In conjunction with the Business Combination Agreement, AEG also entered into an Investor Rights Agreement. The Investor Rights Agreement provides for certain governance requirements, registration rights and a lockup agreement under which AEG is restricted from selling its shares in the Company for one year, or until December 22, 2024, other than 57,500 shares after March 22, 2024 and an additional 57,500 after June 22, 2024, provided the shares are registered under a registration statement on SEC Form S-1. On July 31, 2024, these shares were registered. Alternus Energy Group Plc (“AEG”) was an 80% shareholder of the Company as of December 22, 2023 and as of December 31, 2023. As of September 30, 2024, AEG was a 66% shareholder of the Company.

In January 2024, the Company assumed a $938 thousand (€850 thousand) convertible promissory note from AEG. The note had a 10% interest maturing in March 2025. On January 3, 2024, the noteholder converted all of the principal and accrued interest owed under the note, equal to $1.0 million, into 52,800 shares of restricted common stock.

During the period ended September 30, 2024, the Company and its subsidiaries, and AEG and its subsidiaries had numerous financial transactions between each other which were approved by both company’s board of directors. These transactions are recorded as a net liability on the Consolidated Balance Sheet.

Nordic ESG

In January of 2024, the Company issued 310,600 shares of restricted common stock valued at $30.75 per share to Nordic ESG and Impact Fund SCSp (“Nordic ESG”) as settlement of AEG’s €8m note. This resulted in Nordic ESG becoming a 10% shareholder.  As of September 30, 2024 Nordic ESG is an 8% shareholder.

Sponsor:

Clean Earth Acquisitions Sponsor LLC (“Sponsor”) was the founder and controlling shareholder of the Company during the year ended December 31, 2023 and up to the Business Combination Closing Date, December 22, 2023, when Sponsor became an 11% shareholder of the Company. The Sponsor entered into the Business Combination Agreement with the Company and AEG, and also entered into the Investor Rights Agreement and the Sponsor Support Agreement, The Sponsor agreed, pursuant to the Sponsor Support Agreement, to vote all of their shares of capital stock (and any securities convertible or exercisable into capital stock) in favor of the approval of the Business Combination and against any other transactions, as well as to waive its redemption rights, agree to not transfer securities of the Company, and waive any anti-dilution or similar protections with respect to founder shares.

In order to fund working capital deficiencies or finance transaction costs in connection with a business combination, the Sponsor initially loaned $350,000 to the Company, in accordance with an unsecured promissory note (the “WC Note”) issued on September 26, 2022, under which up to $850,000 may be advanced. On August 8, 2023, the Company issued an additional $650,000 promissory note to the Sponsor to fund the Second WC Note. The Second WC Note is non-interest bearing and payable on the date which the Company consummates its initial Business Combination. Both of these notes were settled on the Business Combination closing date in exchange for 9,000 shares of the Company’s common stock.

On December 18, 2023, the Sponsor entered into a non-redemption agreement (the “NRA”) with the Company and the investor named therein (the “Investor”). Pursuant to the terms of the NRA, among other things, the Investor agreed to withdraw redemptions in connection with the Business Combination on any Common Stock, held by the Investor and to purchase additional Common Stock from redeeming stockholders of the Company such that the Investor will be the holder of no fewer than 11,111 shares of Common Stock.

On March 19, 2024 we entered into a settlement agreement with the Sponsor and SPAC Sponsor Capital Access (“SCA”) pursuant to which, among other things, we agreed to repay Sponsor’s debt to SCA, related to the CLIN SPAC entity extensions, in the amount of $1.4 million and issue 9,000 shares of restricted common stock valued at $11.75 per share to SCA.

D&O:

In connection with the Business Combination Closing, the Company entered into indemnification agreements (each, an “Indemnification Agreement”) with its directors and executive officers. Each Indemnification Agreement provides for indemnification and advancements by the Company of certain expenses and costs if the basis of the indemnitee’s involvement in a matter was by reason of the fact that the indemnitee is or was a director, officer, employee, or agent of the Company or any of its subsidiaries or was serving at the Company’s request in an official capacity for another entity, in each case to the fullest extent permitted by the laws of the State of Delaware.

On April 25, 2024, Joseph E. Duey, the Company’s Chief Financial Officer, resigned, effective as of April 30, 2024. Mr. Duey advised the Company that his decision to step down from the role of Chief Financial Officer was not based on any disagreement with the Company on any matter relating to its operations, policies or practices. Mr. Duey is pursuing outside interests not in the renewable energy industry. Vincent Browne, the Company’s Chief Executive Officer, is acting as interim Chief Financial Officer. The Company will be seeking a suitable replacement in due course.

On May 15, 2024, Mohammed Javade Chaudhri, a Class I director of the Company, resigned from the Company’s Board of Directors (the “Board”) effective immediately. Mr. Chaudhri’s decision to resign from the Board is solely for personal reasons and is not the result of any disagreement with the Company’s operations, policies or procedures, or any disagreements in respect of accounting principles, financial statement disclosure, or any issue impacting on the committees of the Board on which he served.

Consulting Agreements:

On May 15, 2021, VestCo Corp., a company owned and controlled by our Chairman and CEO, Vincent Browne, entered into a Professional Consulting Agreement with one of our US subsidiaries under which it pays VestCo a monthly fee of $16,000. This agreement has a five-year initial term and automatically extends for additional one-year terms unless otherwise unilaterally terminated.

In July of 2023, John Thomas, one of our directors, entered into a Consulting Services Agreement with one of our US subsidiaries under which it pays Mr. Thomas a monthly fee of $11,000. This agreement has a five-year initial term and automatically extends for additional one-year terms unless otherwise unilaterally terminated.

	Nine Months Ended September 30,
Transactions with Directors	2024	2023
	(in thousands)
Loan from VestCo, a related party to Board member and CEO Vincent Browne	$-	$210
Payment made to VestCo on July 7, 2023	-	(150)
Total	$-	$60

	Nine Months Ended September 30,
Director’s remuneration	2024	2023
	(in thousands)
Remuneration in respect of services as directors	$314	$153
Remuneration in respect to long term incentive schemes	-	-
Total	$314	$153

25.	Related Party

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.

AEG:

Alternus Energy Group Plc (“AEG”) was an eighty percent (80%) shareholder of the Company as of December 22, 2023 and as of December 31, 2023. On October 12, 2022 AEG entered into the Business Combination Agreement with the Company and Clean Earth Acquisition Sponsor LLC (the “Sponsor”) which closed on December 22, 2023 (See FN 1).In conjunction with the Business Combination Agreement, AEG also entered into an Investor Rights Agreement. The Investor Rights Agreement provides for certain governance requirements, registration rights and a lockup agreement under which AEG is restricted from selling its shares in the Company for one year, or until December 22, 2024, other than 1,437,500 shares after March 22, 2024 and an additional 1,437,500 after June 22, 2024, provided the shares are registered under a registration statement on SEC Form S-1.

Sponsor:

Clean Earth Acquisitions Sponsor LLC (“Sponsor”) was the founder and controlling shareholder of the Company during the year ended December 31, 2023 and up to the Business Combination Closing Date, December 22, 2023, when Sponsor became an 11% shareholder of the Company. The Sponsor entered into the Business Combination Agreement with the Company and AEG, and also entered into the Investor Rights Agreement and the Sponsor Support Agreement, The Sponsor agreed, pursuant to the Sponsor Support Agreement, to vote all of their shares of capital stock (and any securities convertible or exercisable into capital stock) in favor of the approval of the Business Combination and against any other transactions, as well as to waive its redemption rights, agree to not transfer securities of the Company, and waive any anti-dilution or similar protections with respect to founder shares.

In order to fund working capital deficiencies or finance transaction costs in connection with a business combination, the Sponsor initially loaned $350,000 to the Company, in accordance with an unsecured promissory note (the “WC Note”) issued on September 26, 2022, under which up to $850,000 may be advanced. On August 8, 2023, the Company issued an additional $650,000 promissory note to the Sponsor to fund the Second WC Note. The Second WC Note is non-interest bearing and payable on the date which the Company consummates its initial Business Combination. Both of these notes were settled on the Business Combination closing date in exchange for 225,000 shares of the Company’s common stock.

On December 18, 2023, the Sponsor entered into a non-redemption agreement (the “NRA”) with the Company and the investor named therein (the “Investor”). Pursuant to the terms of the NRA, among other things, the Investor agreed to withdraw redemptions in connection with the Business Combination on any Common Stock, held by the Investor and to purchase additional Common Stock from redeeming stockholders of the Company such that the Investor will be the holder of no fewer than 277,778 shares of Common Stock.

D&O:

In connection with the Business Combination Closing, the Company entered into indemnification agreements (each, an “Indemnification Agreement”) with its directors and executive officers. Each Indemnification Agreement provides for indemnification and advancements by the Company of certain expenses and costs if the basis of the indemnitee’s involvement in a matter was by reason of the fact that the indemnitee is or was a director, officer, employee, or agent of the Company or any of its subsidiaries or was serving at the Company’s request in an official capacity for another entity, in each case to the fullest extent permitted by the laws of the State of Delaware.

Consulting Agreements:

On May 15, 2021 VestCo Corp., a company owned and controlled by our Chairman and CEO, Vincent Browne, entered into a Professional Consulting Agreement with one of our US subsidiaries under which it pays VestCo a monthly fee of $16,000. This agreement has a five year initial term and automatically extends for additional one year terms unless otherwise unilaterally terminated.

In July of 2023, John Thomas, one of our directors, entered into a Consulting Services Agreement with one of our US subsidiaries under which it pays Mr. Thomas a monthly fee of $11,000. This agreement has a five year initial term and automatically extends for additional one year terms unless otherwise unilaterally terminated.

	Year Ended December 31,
Transactions with Directors	2023	2022
	(in thousands)
Loan from Vestco, a related party to Board member and CEO Vincent Browne	$210	$-
Final payment made to Vestco on November 16, 2023	(210)	-
Total	$-	$-

	Year Ended December 31,
Director’s remuneration	2023	2022
	(in thousands)
Remuneration in respect of services as directors	$606	$315
Remuneration in respect to long term incentive schemes	-	-
Total	$606	$315